Schedule of Investments (unaudited)	iShares® MSCI EAFE Growth ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.6%
Ampol Ltd.	295,678	$6,951,747
Aristocrat Leisure Ltd.	752,744	17,465,409
ASX Ltd.	155,592	9,407,039
BlueScope Steel Ltd.	309,927	4,405,797
Brambles Ltd.	1,784,583	13,177,926
Cochlear Ltd.	81,896	13,190,770
Coles Group Ltd.	1,081,852	14,224,899
Commonwealth Bank of Australia	742,344	53,956,171
Computershare Ltd.	437,474	7,712,696
Crown Resorts Ltd.(a)	305,041	2,761,886
CSL Ltd.	597,350	114,004,315
Domino’s Pizza Enterprises Ltd.	75,119	3,937,822
Endeavour Group Ltd./Australia	1,665,220	9,115,507
Goodman Group	2,101,693	34,980,343
IDP Education Ltd.	262,021	4,860,856
James Hardie Industries PLC	553,847	15,966,435
Macquarie Group Ltd.	274,857	39,569,233
Medibank Pvt Ltd.	1,732,963	3,894,215
Mineral Resources Ltd.	213,112	8,659,428
Newcrest Mining Ltd.	1,111,569	20,874,547
Northern Star Resources Ltd.	1,378,795	9,477,544
Orica Ltd.	507,337	5,829,720
Qantas Airways Ltd.(a)	708,382	2,744,856
Ramsay Health Care Ltd.	80,660	4,577,231
REA Group Ltd.	66,035	5,915,937
Reece Ltd.	360,502	4,379,957
Santos Ltd.	4,022,379	22,477,336
SEEK Ltd.	417,014	8,171,551
Sonic Healthcare Ltd.	568,574	14,684,111
South32 Ltd.	3,755,675	12,507,660
Transurban Group	2,489,619	24,999,785
Treasury Wine Estates Ltd.	895,999	7,088,859
Washington H Soul Pattinson & Co. Ltd.	268,501	5,232,039
Wesfarmers Ltd.	1,413,565	48,913,692
Westpac Banking Corp.	2,975,324	49,806,889
WiseTech Global Ltd.	182,450	5,656,460
Woolworths Group Ltd.	1,512,391	40,914,803
		672,495,471
Austria — 0.2%
Erste Group Bank AG	275,855	8,588,953
Verbund AG	84,727	9,056,404
voestalpine AG	49,063	1,276,760
		18,922,117
Belgium — 0.4%
Elia Group SA/NV	38,372	6,107,991
Sofina SA	19,137	5,864,669
UCB SA	78,478	8,920,801
Umicore SA	245,655	9,443,826
		30,337,287
Denmark — 5.0%
Ambu A/S, Class B(b)	207,158	2,726,707
AP Moller - Maersk A/S, Class A	3,928	11,118,748
AP Moller - Maersk A/S, Class B, NVS	2,521	7,296,344
Chr Hansen Holding A/S	84,762	6,603,782
Coloplast A/S, Class B	148,142	19,958,975
Demant A/S(a)	133,947	5,886,103
DSV A/S	254,955	41,800,295
Genmab A/S(a)	82,024	28,843,037
Security	Shares	Value

Denmark (continued)
GN Store Nord A/S	155,328	$5,829,387
Novo Nordisk A/S, Class B	2,101,102	240,000,963
Novozymes A/S, Class B	256,175	17,857,836
Orsted AS(c)	82,259	9,100,348
Pandora A/S	123,674	10,859,368
Rockwool A/S, Class B	10,427	2,916,224
Vestas Wind Systems A/S	1,259,997	32,131,176
		442,929,293
Finland — 0.8%
Elisa Oyj	62,509	3,664,363
Kesko Oyj, Class B	339,400	8,544,887
Kone Oyj, Class B	212,285	10,206,173
Neste Oyj	527,809	22,647,666
Nokia Oyj(a)	2,333,797	11,832,514
Stora Enso Oyj, Class R	469,525	9,240,014
Wartsila OYJ Abp	299,515	2,405,058
		68,540,675
France — 12.2%
Accor SA(a)	213,794	7,023,906
Aeroports de Paris(a)	37,296	5,275,513
Air Liquide SA	295,831	51,181,209
Airbus SE	735,617	80,529,347
BioMerieux	51,368	4,890,327
Bureau Veritas SA	366,436	10,526,500
Capgemini SE	199,826	40,680,372
Cie. de Saint-Gobain	411,207	23,989,060
Dassault Systemes SE	829,256	36,673,309
Edenred	310,922	15,615,178
Eiffage SA	52,357	5,170,184
EssilorLuxottica SA	179,496	30,558,784
Eurofins Scientific SE	168,137	15,626,278
Getlink SE	546,277	9,996,382
Hermes International	39,500	48,705,748
Kering SA	93,593	49,798,251
La Francaise des Jeux SAEM(c)	118,368	4,419,975
Legrand SA	333,361	29,540,507
L’Oreal SA	313,121	113,916,509
LVMH Moet Hennessy Louis Vuitton SE	346,391	224,161,743
Orpea SA	63,914	2,285,712
Pernod Ricard SA	169,912	35,067,136
Remy Cointreau SA	28,257	5,601,493
Safran SA	427,035	45,862,907
Sartorius Stedim Biotech	34,311	11,227,556
Schneider Electric SE	674,502	96,770,208
Sodexo SA	109,888	8,266,386
Teleperformance	73,453	26,363,095
Ubisoft Entertainment SA(a)	116,375	5,261,654
Vivendi SE	965,684	11,091,435
Wendel SE	33,234	3,311,242
Worldline SA/France(a)(c)	295,350	11,620,302
		1,071,008,208
Germany — 5.1%
adidas AG	237,824	47,959,390
Bechtle AG	101,898	4,708,677
Beiersdorf AG	124,656	12,520,512
Carl Zeiss Meditec AG, Bearer	49,944	6,273,197
Delivery Hero SE(a)(c)	203,483	7,153,029
Deutsche Boerse AG	235,982	41,083,176
Deutsche Lufthansa AG, Registered(a)	369,491	2,748,853

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	1,412,984	$26,028,788
E.ON SE	1,822,974	18,971,611
HelloFresh SE(a)	207,386	8,742,192
Infineon Technologies AG	1,627,466	46,192,714
KION Group AG	89,923	5,002,053
Knorr-Bremse AG	90,689	6,467,448
LANXESS AG	102,403	3,958,497
Merck KGaA	161,104	29,889,186
MTU Aero Engines AG	66,578	13,426,490
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	113,520	27,033,729
Nemetschek SE	71,616	5,683,040
Puma SE	131,783	9,696,408
Rational AG	6,342	3,868,905
SAP SE	651,459	66,022,729
Scout24 SE(c)	69,817	4,415,807
Siemens Healthineers AG(c)	351,753	18,808,217
Symrise AG.	165,798	19,729,008
Zalando SE(a)(c)	277,854	10,932,514
		447,316,170
Hong Kong — 3.1%
AIA Group Ltd.	15,093,400	148,273,901
Budweiser Brewing Co. APAC Ltd.(c)	2,313,200	5,755,696
Chow Tai Fook Jewellery Group Ltd.	2,458,800	4,122,724
ESR Cayman Ltd.(a)(c)	2,444,400	7,420,237
Futu Holdings Ltd., ADR(a)(b)	75,415	2,412,526
Galaxy Entertainment Group Ltd.	2,695,000	15,378,116
Hong Kong Exchanges & Clearing Ltd.	1,528,800	64,850,130
SITC International Holdings Co. Ltd.	595,000	1,978,059
Techtronic Industries Co. Ltd.	1,705,500	22,765,176
		272,956,565
Ireland — 0.6%
Flutter Entertainment PLC, Class DI(a)	135,436	13,609,883
Kerry Group PLC, Class A	198,844	22,025,906
Kingspan Group PLC	192,441	17,913,765
		53,549,554
Israel — 0.7%
Check Point Software Technologies Ltd.(a)	132,687	16,757,041
CyberArk Software Ltd.(a)(b)	17,207	2,703,908
Elbit Systems Ltd.	32,853	7,131,331
Fiverr International Ltd.(a)(b)	36,774	1,958,216
Grab Holdings Ltd., Class A(a)(b)	1,336,593	3,942,949
Inmode Ltd.(a)	62,565	1,571,007
Israel Discount Bank Ltd., Class A	930,844	5,497,972
Kornit Digital Ltd.(a)(b)	58,135	3,865,978
Nice Ltd.(a)	78,791	16,382,945
Wix.com Ltd.(a)	33,246	2,508,743
		62,320,090
Italy — 1.4%
Amplifon SpA	151,849	6,057,995
Atlantia SpA(a)	612,430	14,609,850
DiaSorin SpA	30,764	4,029,830
Ferrari NV	157,277	33,115,418
FinecoBank Banca Fineco SpA	860,164	11,957,449
Infrastrutture Wireless Italiane SpA(c)	413,166	4,408,617
Moncler SpA	254,367	13,250,917
Nexi SpA(a)(c)	650,548	6,380,523
Prysmian SpA	314,640	10,233,636
Recordati Industria Chimica e Farmaceutica SpA	129,384	6,234,803
Security	Shares	Value

Italy (continued)
UniCredit SpA	914,967	$8,468,092
		118,747,130
Japan — 21.3%
Advantest Corp.	248,100	16,932,348
Aeon Co. Ltd.	817,400	15,534,894
Ajinomoto Co. Inc.	290,400	7,545,039
ANA Holdings Inc.(a)	69,200	1,304,465
Asahi Intecc Co. Ltd.	270,400	5,225,189
Azbil Corp.	151,600	4,602,891
Bandai Namco Holdings Inc.	249,900	16,918,954
Benefit One Inc.	100,300	1,520,791
Capcom Co. Ltd.	218,700	5,770,859
Chugai Pharmaceutical Co. Ltd.	837,000	25,080,827
Cosmos Pharmaceutical Corp.	24,600	2,267,813
CyberAgent Inc.	502,000	5,303,560
Daifuku Co. Ltd.	127,300	7,827,499
Daiichi Sankyo Co. Ltd.	2,183,800	54,985,670
Daikin Industries Ltd.	311,200	47,556,831
Denso Corp.	540,100	32,916,532
Disco Corp.	37,300	9,129,186
Eisai Co. Ltd.	294,600	12,830,105
FANUC Corp.	239,300	36,667,473
Fast Retailing Co. Ltd.	72,800	33,517,545
FUJIFILM Holdings Corp.	157,900	8,679,959
Fujitsu Ltd.	244,300	36,925,740
GMO Payment Gateway Inc.	53,300	4,471,863
Hakuhodo DY Holdings Inc.	147,700	1,743,092
Hamamatsu Photonics KK	176,000	7,874,798
Hikari Tsushin Inc.	16,600	1,943,747
Hirose Electric Co. Ltd.	20,200	2,562,853
Hitachi Ltd.	423,400	20,080,359
Hitachi Metals Ltd.(a)	170,600	2,662,159
Hoshizaki Corp.	36,200	2,292,992
Hoya Corp.	461,600	45,810,153
Hulic Co. Ltd.	159,700	1,348,410
Ibiden Co. Ltd.	133,800	5,000,356
Isuzu Motors Ltd.	359,300	4,191,515
Ito En Ltd.	66,600	2,736,961
ITOCHU Corp.	741,600	22,382,211
Itochu Techno-Solutions Corp.	118,900	2,784,137
Japan Airlines Co. Ltd.(a)	62,800	1,036,795
Japan Exchange Group Inc.	631,700	9,406,270
JSR Corp.	251,700	6,834,940
Kakaku.com Inc.	165,300	3,461,681
Kansai Paint Co. Ltd.	220,500	3,036,709
Kao Corp.	384,900	15,426,203
Keio Corp.	62,411	2,393,621
Keisei Electric Railway Co. Ltd.	103,900	2,547,571
Keyence Corp.	242,748	97,585,696
Kikkoman Corp.	181,600	10,206,125
Kintetsu Group Holdings Co. Ltd.	138,300	3,965,233
Kobayashi Pharmaceutical Co. Ltd.	66,000	4,500,846
Kobe Bussan Co. Ltd.	169,900	4,142,043
Koei Tecmo Holdings Co. Ltd.	72,350	2,218,613
Koito Manufacturing Co. Ltd.	132,200	4,851,016
Komatsu Ltd.	1,091,000	24,554,566
Konami Holdings Corp.	115,700	7,114,784
Kose Corp.	27,500	2,823,177
Kubota Corp.	446,200	7,580,339
Kurita Water Industries Ltd.	122,900	4,192,895

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	336,200	$7,086,011
Lasertec Corp.	93,800	12,531,805
Lawson Inc.	61,800	2,273,015
Lion Corp.	135,300	1,394,055
M3 Inc.	548,900	17,528,538
Makita Corp.	278,900	8,243,403
McDonald’s Holdings Co. Japan Ltd.	98,700	3,915,709
Mercari Inc.(a)	129,200	2,117,249
MINEBEA MITSUMI Inc.	451,800	8,668,306
MISUMI Group Inc.	352,700	8,843,711
Mitsubishi Chemical Holdings Corp.	547,100	3,336,019
Mitsui & Co. Ltd.	680,800	16,486,108
Miura Co. Ltd.	107,600	2,247,515
MonotaRO Co. Ltd.	311,200	5,345,807
Murata Manufacturing Co. Ltd.	715,900	42,672,994
NEC Corp.	348,400	13,516,481
Nexon Co. Ltd.	616,500	14,038,381
Nidec Corp.	558,300	36,093,572
Nihon M&A Center Holdings Inc.	372,800	4,590,588
Nintendo Co. Ltd.	137,600	62,799,362
Nippon Paint Holdings Co. Ltd.	1,035,500	8,202,538
Nippon Prologis REIT Inc.	888	2,457,778
Nippon Sanso Holdings Corp.	188,000	3,383,151
Nippon Shinyaku Co. Ltd.	61,800	4,179,768
Nissan Chemical Corp.	151,200	7,986,776
Nissin Foods Holdings Co. Ltd.	52,000	3,617,254
Nitori Holdings Co. Ltd.	99,400	10,226,203
Nomura Research Institute Ltd.	420,270	11,883,730
NTT Data Corp.	785,600	14,484,824
Obic Co. Ltd.	87,600	12,941,958
Odakyu Electric Railway Co. Ltd.	181,500	2,748,464
Olympus Corp.	1,376,300	24,224,420
Omron Corp.	231,800	13,665,553
Ono Pharmaceutical Co. Ltd.	461,500	11,856,184
Open House Group Co. Ltd.	103,300	3,997,158
Oracle Corp. Japan	48,000	3,084,545
Oriental Land Co. Ltd./Japan	249,300	37,711,637
Otsuka Corp.	139,400	4,568,432
Pan Pacific International Holdings Corp.	512,000	7,840,436
Persol Holdings Co. Ltd.	220,900	4,382,574
Pola Orbis Holdings Inc.	39,900	460,012
Rakuten Group Inc.	701,100	4,928,650
Recruit Holdings Co. Ltd.	1,690,800	61,344,914
Renesas Electronics Corp.(a)	1,570,900	16,774,010
Ricoh Co. Ltd.	536,000	3,913,822
Rinnai Corp.	30,300	1,936,758
Rohm Co. Ltd.	70,900	4,953,135
SCSK Corp.	189,100	3,006,371
Secom Co. Ltd.	168,900	11,882,867
SG Holdings Co. Ltd.	397,300	7,001,490
Sharp Corp./Japan	260,600	2,205,015
Shimadzu Corp.	293,400	9,591,871
Shimano Inc.	92,500	16,389,549
Shin-Etsu Chemical Co. Ltd.	441,900	60,732,307
Shionogi & Co. Ltd.	114,500	6,369,167
Shiseido Co. Ltd.	499,300	23,602,626
SMC Corp.	71,400	34,573,316
Sohgo Security Services Co. Ltd.	87,000	2,416,756
Sony Group Corp.	1,573,500	135,794,647
Square Enix Holdings Co. Ltd.	106,000	4,232,131
Security	Shares	Value

Japan (continued)
SUMCO Corp.	409,600	$5,898,921
Suzuki Motor Corp.	229,400	6,915,285
Sysmex Corp.	209,800	13,762,366
TDK Corp.	484,700	14,973,213
Terumo Corp.	804,600	23,949,026
TIS Inc.	275,900	6,196,536
Tobu Railway Co. Ltd.	235,000	5,282,370
Toho Co. Ltd./Tokyo	89,500	3,321,115
Tokio Marine Holdings Inc.	391,400	21,162,475
Tokyo Electron Ltd.	186,700	78,777,393
Tokyu Corp.	311,000	3,803,160
TOTO Ltd.	114,700	3,865,252
Toyo Suisan Kaisha Ltd.	54,400	1,679,673
Trend Micro Inc/Japan	85,300	4,756,065
Tsuruha Holdings Inc.	49,200	2,514,515
Unicharm Corp.	502,500	17,482,974
Welcia Holdings Co. Ltd.	115,800	2,373,791
Yakult Honsha Co. Ltd.	162,100	8,393,633
Yamaha Corp.	166,700	6,369,102
Yamaha Motor Co. Ltd.	184,100	3,800,871
Yamato Holdings Co. Ltd.	361,800	6,770,001
Yaskawa Electric Corp.	298,500	10,135,701
Yokogawa Electric Corp.	144,000	2,295,717
Z Holdings Corp.	1,658,600	6,511,395
ZOZO Inc.	154,700	3,239,029
		1,878,319,904
Netherlands — 7.3%
Adyen NV(a)(c)	24,681	41,397,278
Akzo Nobel NV	233,577	20,261,983
Argenx SE(a)	19,920	5,739,123
ASM International NV	58,500	17,578,789
ASML Holding NV	515,725	292,693,781
CNH Industrial NV	1,276,805	18,087,585
Davide Campari-Milano NV	643,979	7,266,131
Euronext NV(c)	105,944	8,488,459
EXOR NV	133,933	9,294,254
Heineken Holding NV	142,558	11,128,392
Heineken NV	323,343	31,561,826
IMCD NV	70,582	11,238,236
InPost SA(a)(b)	254,453	1,560,019
JDE Peet’s NV	126,612	3,724,807
Just Eat Takeaway.com NV(a)(c)	78,338	2,127,859
Koninklijke DSM NV	218,073	36,660,163
Koninklijke Philips NV	572,479	14,959,516
Prosus NV	1,162,898	56,085,018
Universal Music Group NV	905,720	21,018,509
Wolters Kluwer NV	327,821	33,104,264
		643,975,992
New Zealand — 0.3%
Auckland International Airport Ltd.(a)	1,008,525	5,065,824
Fisher & Paykel Healthcare Corp. Ltd.	719,557	9,888,239
Meridian Energy Ltd.	547,168	1,660,686
Xero Ltd.(a)	165,857	10,936,961
		27,551,710
Norway — 0.3%
Adevinta ASA(a)	361,105	2,789,690
Aker BP ASA	156,327	5,601,017
Mowi ASA	548,529	15,494,311
Schibsted ASA, Class A	89,063	1,855,973

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Schibsted ASA, Class B	121,095	$2,343,312
		28,084,303
Portugal — 0.1%
Jeronimo Martins SGPS SA	355,194	7,393,946

Singapore — 1.7%
DBS Group Holdings Ltd.	1,125,800	27,312,603
Genting Singapore Ltd.	7,535,900	4,375,274
Oversea-Chinese Banking Corp. Ltd.	1,478,600	13,127,875
Sea Ltd., ADR(a)(b)	399,490	33,061,793
Singapore Airlines Ltd.(a)(b)	1,073,600	4,231,768
Singapore Exchange Ltd.	1,088,100	7,656,242
Singapore Technologies Engineering Ltd.	1,936,900	5,704,389
Singapore Telecommunications Ltd.	10,290,400	20,537,516
STMicroelectronics NV	852,408	31,494,056
Venture Corp. Ltd.	340,400	4,178,725
		151,680,241
Spain — 1.5%
Aena SME SA(a)(c)	93,495	13,267,831
Amadeus IT Group SA(a)	560,329	35,111,849
Cellnex Telecom SA(c)	636,065	29,647,167
EDP Renovaveis SA	232,299	5,497,857
Ferrovial SA	603,601	15,478,958
Industria de Diseno Textil SA	1,362,960	28,577,542
Siemens Gamesa Renewable Energy SA(a)	295,690	4,709,918
		132,291,122
Sweden — 4.9%
Alfa Laval AB	392,649	10,929,883
Assa Abloy AB, Class B	1,250,012	31,590,467
Atlas Copco AB, Class A	835,925	37,898,209
Atlas Copco AB, Class B	486,299	19,246,626
Embracer Group AB(a)(b)	699,397	4,674,776
Epiroc AB, Class A	822,126	16,667,012
Epiroc AB, Class B	485,962	8,478,017
EQT AB	364,291	10,310,098
Evolution AB(c)	215,105	22,069,406
Fastighets AB Balder, Class B(a)	85,896	4,257,630
Getinge AB, Class B	284,500	8,229,956
H & M Hennes & Mauritz AB, Class B	910,160	11,458,069
Hexagon AB, Class B	2,430,686	31,362,949
Investment AB Latour, Class B	183,593	4,863,846
Investor AB, Class A	621,524	12,981,466
Investor AB, Class B	2,273,289	43,744,673
Kinnevik AB, Class B(a)	300,317	5,877,939
L E Lundbergforetagen AB, Class B	33,309	1,557,741
Lifco AB, Class B	292,435	6,134,010
Lundin Energy AB	249,044	10,296,935
Nibe Industrier AB, Class B	1,781,718	17,468,680
Sagax AB, Class B	202,144	5,163,654
Sandvik AB	1,409,401	26,677,584
Sinch AB(a)(b)(c)	653,761	2,889,226
Swedish Match AB	1,971,418	15,701,911
Telefonaktiebolaget LM Ericsson, Class B	3,646,296	29,087,315
Volvo AB, Class A	251,885	4,141,147
Volvo AB, Class B	1,788,432	28,531,624
		432,290,849
Switzerland — 13.0%
Alcon Inc.	624,299	44,575,452
Bachem Holding AG, Class B, Registered	7,646	3,336,315
Security	Shares	Value

Switzerland (continued)
Barry Callebaut AG, Registered	4,422	$10,177,475
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	871	9,768,251
Chocoladefabriken Lindt & Spruengli AG, Registered	136	16,134,053
Cie. Financiere Richemont SA, Class A, Registered	650,527	75,585,177
Clariant AG, Registered	136,379	2,328,440
EMS-Chemie Holding AG, Registered	5,669	5,057,452
Geberit AG, Registered	44,772	25,532,295
Givaudan SA, Registered	11,511	45,750,719
Kuehne + Nagel International AG, Registered	67,863	18,984,418
Logitech International SA, Registered	216,106	14,063,877
Lonza Group AG, Registered	92,917	54,787,007
Nestle SA, Registered.	2,283,039	294,726,809
Partners Group Holding AG	28,201	29,878,878
Roche Holding AG, Bearer	39,932	16,042,500
Roche Holding AG, NVS	876,611	325,059,381
Schindler Holding AG, Participation Certificates, NVS	50,835	9,766,699
Schindler Holding AG, Registered	25,037	4,806,458
SGS SA, Registered	4,832	12,415,924
Siemens Energy AG(a)	247,771	4,772,631
Sika AG, Registered	176,823	54,011,998
Sonova Holding AG, Registered	67,123	24,206,308
Straumann Holding AG	129,030	15,211,549
Temenos AG, Registered	83,333	8,412,113
VAT Group AG(c)	33,731	10,433,385
Vifor Pharma AG	62,353	11,028,356
		1,146,853,920
United Kingdom — 11.6%
Ashtead Group PLC	556,459	28,772,953
Associated British Foods PLC	442,277	8,850,294
AstraZeneca PLC	1,256,399	167,655,487
Auto Trader Group PLC(c)	1,182,421	9,331,854
AVEVA Group PLC	150,233	4,037,673
Barclays PLC	7,294,445	13,408,218
Bunzl PLC	147,880	5,705,303
Burberry Group PLC	503,859	9,943,886
Coca-Cola Europacific Partners PLC	256,010	12,787,700
Compass Group PLC	2,227,766	47,009,955
Croda International PLC	174,281	16,927,314
Diageo PLC	2,908,586	145,106,022
Entain PLC(a)	730,711	13,730,297
Experian PLC	1,152,759	39,809,783
Ferguson PLC	275,686	34,584,585
Halma PLC	473,738	14,541,638
Hikma Pharmaceuticals PLC	215,882	5,071,157
Informa PLC(a)	1,869,500	13,262,037
InterContinental Hotels Group PLC	228,419	14,582,206
Intertek Group PLC	201,084	12,530,533
JD Sports Fashion PLC	3,220,684	5,306,641
London Stock Exchange Group PLC	409,231	40,346,803
Melrose Industries PLC	5,435,725	7,898,636
Next PLC	165,773	12,416,508
NMC Health PLC, NVS(a)(d)	50,450	1
Ocado Group PLC(a)(b)	303,710	3,473,424
Reckitt Benckiser Group PLC	579,527	45,194,739
RELX PLC	2,413,891	71,910,974
Rentokil Initial PLC	2,320,151	15,935,425
Rolls-Royce Holdings PLC(a)	10,377,676	10,638,782
Sage Group PLC/The	659,970	6,056,273
Segro PLC	751,771	12,586,227

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	92,001	$13,882,539
Standard Chartered PLC	1,153,980	7,888,978
Unilever PLC	3,204,388	148,972,375
Whitbread PLC(a)	126,520	4,416,413
		1,024,573,633
United States — 0.2%
QIAGEN NV(a)	287,664	13,266,226

Total Common Stocks — 99.3%
(Cost: $8,869,351,597)		8,745,404,406

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	53,305	1,681,305
Sartorius AG, Preference Shares, NVS	32,536	12,198,707
		13,880,012
Total Preferred Stocks — 0.1%
(Cost: $13,530,386)		13,880,012

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	32,629,078	32,629,078
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	2,660,000	$2,660,000
		35,289,078

Total Short-Term Investments — 0.4%
(Cost: $35,281,611)		35,289,078

Total Investments in Securities — 99.8%
(Cost: $8,918,163,594)		8,794,573,496

Other Assets, Less Liabilities — 0.2%		15,746,214

Net Assets — 100.0%		$8,810,319,710

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,848,791	$22,804,889	(a)	$—		$(26,353)	$1,751	$32,629,078	32,629,078	$131,355	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140,000	—		(480,000	)(a)	—	—	2,660,000	2,660,000	699		—
						$(26,353)	$1,751	$35,289,078		$132,054		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	119	06/09/22	$17,377	$(89,888)
Euro Stoxx 50 Index	543	06/17/22	21,127	(452,209)

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	91	06/17/22	$8,497	$(94,484)
				$(636,581)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$133,101,488	$8,612,302,917	$1	$8,745,404,406
Preferred Stocks	—	13,880,012	—	13,880,012
Money Market Funds	35,289,078	—	—	35,289,078
	$168,390,566	$8,626,182,929	$1	$8,794,573,496
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	(636,581)	$—	$(636,581)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust